Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 99 .3%
U.S. Treasury Bill , 5 .40% , 10/3/2023 (a) ........................................ $ 171,800,000 $ 171,774,981
U.S. Treasury Bill , 5 .47% , 12/19/2023 (a) ....................................... 181,675,000 179,589,749
U.S. Treasury Bill , 5 .44% , 1/11/2024 (a) ........................................ 250,000,000 246,287,022
Total U.S. Treasury Bills (Cost $ 597,552,216 ) ....................................... 597,651,752
Total Investments – 99.3%
(Cost $ 597,552,216 ) ........................................................... $ 597,651,752
Other Assets in Excess of Liabilities – 0 .7% ........................................... 4,069,264
Net Assets – 100.0% ............................................................ $ 601,721,016
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT) ........................... 16,515 $ 3,347,771,141 12/29/23 $ (8,921,465)
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 99 .3%
Total Investments ................................................................................ 99 .3%
Other Assets in Excess of Liabilities .................................................................. 0 .7%
Net Assets ..................................................................................... 100 .0%